Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 40% Portfolio
March 31, 2024
VFM40-NPRT1-0524
1.9907353.100
Equity Funds - 43.7%
	Shares	Value ($)
Fidelity Canada Fund (a)	1,559	104,834
Fidelity Commodity Strategy Fund (a)	420	38,905
Fidelity Contrafund (a)	4,289	81,371
Fidelity Emerging Markets Discovery Fund (a)	4,348	71,481
Fidelity Emerging Markets Fund (a)	17,577	661,410
Fidelity Enhanced International ETF (a)	3,717	106,120
Fidelity Enhanced Large Cap Value ETF (a)	1,731	50,545
Fidelity Equity-Income Fund (a)	2,632	193,021
Fidelity Hedged Equity Fund (a)	17,642	212,409
Fidelity Infrastructure Fund (a)	1,322	16,371
Fidelity International Capital Appreciation Fund (a)	6,194	177,882
Fidelity International Discovery Fund (a)	4,737	232,953
Fidelity International Small Cap Fund (a)	2,669	86,331
Fidelity International Small Cap Opportunities Fund (a)	5,690	117,053
Fidelity International Value Fund (a)	11,044	116,515
Fidelity Japan Smaller Companies Fund (a)	2,616	41,648
Fidelity Low-Priced Stock Fund (a)	5,273	251,668
Fidelity Overseas Fund (a)	13,333	867,875
Fidelity Real Estate Investment Portfolio (a)	2,123	80,137
Fidelity Value Discovery Fund (a)	2,741	102,824
VIP Stock Selector All Cap Portfolio Investor Class (a)	311,275	3,480,057
TOTAL EQUITY FUNDS (Cost $6,231,116)		7,091,410

Fixed-Income Funds - 44.9%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	21,075	196,419
Fidelity High Income Fund (a)	15,660	120,742
Fidelity Inflation-Protected Bond Index Fund (a)	24,526	221,468
Fidelity Long-Term Treasury Bond Index Fund (a)	7,712	75,110
Fidelity Total Bond Fund (a)	352,903	3,341,988
VIP Investment Grade Bond II Portfolio Investor Class (a)	354,412	3,331,475
TOTAL FIXED-INCOME FUNDS (Cost $7,213,217)		7,287,202

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	497,378	497,478
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (a)(c)	1,336,740	1,336,740
TOTAL MONEY MARKET FUNDS (Cost $1,834,218)		1,834,218

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $15,278,551)	16,212,830
NET OTHER ASSETS (LIABILITIES) - 0.1%	13,260
NET ASSETS - 100.0%	16,226,090

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	361,973	305,963	170,458	5,721	-	-	497,478	0.0%
Total	361,973	305,963	170,458	5,721	-	-	497,478

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	92,774	12,015	4,141	-	21	4,165	104,834
Fidelity Commodity Strategy Fund	34,179	4,596	636	-	(19)	785	38,905
Fidelity Contrafund	67,494	11,466	10,090	58	600	11,901	81,371
Fidelity Emerging Markets Discovery Fund	61,146	10,639	675	-	1	370	71,481
Fidelity Emerging Markets Fund	538,540	96,919	6,100	-	52	31,999	661,410
Fidelity Enhanced International ETF	101,972	-	3,483	870	139	7,492	106,120
Fidelity Enhanced Large Cap Value ETF	50,532	1,417	5,640	452	250	3,986	50,545
Fidelity Equity-Income Fund	171,765	29,651	23,963	611	723	14,845	193,021
Fidelity Floating Rate High Income Fund	173,552	25,326	2,870	3,876	(1)	412	196,419
Fidelity Hedged Equity Fund	176,581	23,026	3,177	51	29	15,950	212,409
Fidelity High Income Fund	70,573	50,956	1,876	1,381	(1)	1,090	120,742
Fidelity Inflation-Protected Bond Index Fund	197,736	27,640	3,813	70	(79)	(16)	221,468
Fidelity Infrastructure Fund	15,849	2,295	2,028	-	(39)	294	16,371
Fidelity International Capital Appreciation Fund	152,413	19,135	6,942	-	157	13,119	177,882
Fidelity International Discovery Fund	194,653	25,050	8,931	-	238	21,943	232,953
Fidelity International Small Cap Fund	77,370	9,831	3,445	-	1	2,574	86,331
Fidelity International Small Cap Opportunities Fund	105,280	13,010	4,638	-	(8)	3,409	117,053
Fidelity International Value Fund	100,119	13,010	4,491	-	13	7,864	116,515
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	1,184,335	173,706	21,301	16,499	-	-	1,336,740
Fidelity Japan Smaller Companies Fund	35,527	4,596	636	-	1	2,160	41,648
Fidelity Long-Term Treasury Bond Index Fund	102,252	9,515	33,211	726	841	(4,287)	75,110
Fidelity Low-Priced Stock Fund	212,603	29,032	8,944	-	(549)	19,526	251,668
Fidelity Overseas Fund	744,759	94,434	33,749	-	680	61,751	867,875
Fidelity Real Estate Investment Portfolio	73,537	9,190	1,271	-	(38)	(1,281)	80,137
Fidelity Total Bond Fund	2,970,224	461,594	52,880	33,206	(545)	(36,405)	3,341,988
Fidelity U.S. Low Volatility Equity Fund	139,787	5,912	149,517	-	8,081	(4,263)	-
Fidelity Value Discovery Fund	93,104	15,938	12,886	-	237	6,431	102,824
VIP Investment Grade Bond II Portfolio Investor Class	2,963,153	438,468	52,880	2,033	(622)	(16,644)	3,331,475
VIP Stock Selector All Cap Portfolio Investor Class	2,858,677	467,337	120,739	-	1,638	273,144	3,480,057
	13,760,486	2,085,704	584,953	59,833	11,801	442,314	15,715,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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